UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR/A

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Polaris Capital Management, LLC.
Address:	125 Summer Street
		Suite 1470
		Boston, MA 02110

13F File Number: 028-11073

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Bernard R. Horn
Title:	President
Phone:	617-951-1365
Signature, Place, and Date of Signing:

Bernard R. Horn	Boston, MA		August 04, 2009


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		49

Form 13F Information Table Value Total:		$ 405,671,000

















List of Other Included Managers:			None
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      FORM 13F INFORMATION TABLE



               Column 1                 Column 2   Column 3    Column 4  Column 5          Column 6   Column 7  Column8

                                                                 VALUE    SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
            NAME OF ISSUER            TITLE OF CLASCUSIP       (x$1000)   PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE   SHARED  NONE

ALLETE                                Common       018522300       12,253  426,200sh         sole                416,500
AMERIS BANCORP                        Common       03076K108        7,6781,214,809sh         sole              1,177,989
AMETEK INC                            Common       031100100       15,431  446,233sh         sole                436,757
ASTORIA FINANCIAL CORP                Common       046265104       13,2641,545,956sh         sole              1,516,497
CAMBRIDGE BANCORP                     Common       132152109          642   25,782sh         sole                 25,782
COLONY BANKCORP INC.                  Common       19623P101        3,194  449,187sh         sole                429,236
COMMUNITY CAPITAL CORP.               Common       20363C102           39    8,050sh         sole                  8,050
COMMUNITY FINANCIAL CORPORATION       Common       20365L100          105   23,936sh         sole                 23,936
DANVERS BANCORP INC.                  Common       236442109          269   20,000sh         sole                 20,000
FPL GROUP INC.                        Common       302571104       14,423  253,653sh         sole                247,240
GENERAL DYNAMICS CORP.                Common       369550108       13,710  247,520sh         sole                242,138
HEALTH NET INC COM                    Common       42222G108       13,979  899,000sh         sole                883,600
INDEPENDENT BANK CORP/MS              Common       453836108          174    8,850sh         sole                  8,850
INTERNATIONAL BANCSHARES CORP         Common       459044103       10,3781,006,580sh         sole                993,158
JM SMUCKER CO/THE                     Common       US8326964       15,089  310,100sh         sole                302,900
MAC-GRAY CORP                         Common       554153106       19,1621,447,258sh         sole              1,395,656
MARATHON OIL CORP                     Common       565849106       15,769  523,358sh         sole                509,396
NEW ENGLAND BANCSHARES, INC.          Common       643863202           83   15,000sh         sole                 15,000
NORTHRIM BANCORP INC.                 Common       666762109          473   33,957sh         sole                 33,957
PEOPLES BANCORP INC                   Common       709789101          373   21,850sh         sole                 21,850
PRAXAIR INC.                          Common       74005P104       15,265  214,788sh         sole                209,560
QUEST DIAGNOSTICS                     Common       US74834L1        4,320   76,560sh         sole                 75,100
SOUND FINANCIAL INC                   Common       83607Y108          120   20,000sh         sole                 20,000
SOUTHWEST BANCORP INC.                Common       844767103       15,1821,555,536sh         sole              1,527,177
STEWART INFORMATION SERVICES          Common       860372101        7,984  560,286sh         sole                541,060
THE CHUBB CORPORATION                 Common       171232101       14,076  352,950sh         sole                345,000
TORO CO                               Common       891092108       12,861  430,125sh         sole                418,065
UNITEDHEALTH GROUP INC                Common       91324P102       12,730  509,593sh         sole                500,377
VERIZON COMMUNICATIONS                Common       92343V104       12,299  400,232sh         sole                391,224
WEBSTER FINANCIAL CORP - CT           Common       947890109       11,9311,482,148sh         sole              1,462,087
WELLPOINT INC (NEW)                   Common       94973V107       16,399  322,253sh         sole                308,964
WESCO INTERNATIONAL INC               Common       95082P105       13,256  529,411sh         sole                513,199
144A KRBL LIMITED DERIVATIVE          Derivative   46632N702          856  431,300sh         sole                431,300
144A LIC HOUSING FINANCE DERIVATIVE   Derivative   US46627U737      1,328  102,900sh         sole                102,900
144A NIIT TECHNOLOGIES DERIVATIVE     Derivative   46627U125          883  423,000sh         sole                423,000
144A SOUTH INDIAN BANK LIMITED DERIVATDerivative   US46632N124        809  425,600sh         sole                425,600
144A USHA MARTIN LTD                  Derivative   US46632N140        994  952,100sh         sole                952,100
AUTOLIV INC.                          ADR          052800109       35,1941,223,294sh         sole                988,770
BHP BILLITON LTD - SPON ADR (AU)      ADR          088606108       10,691  195,345sh         sole                181,763
BHP BILLITON PLC - ADR (UK)           ADR          05545E209       17,310  380,778sh         sole                218,428
INFOSYS TECHNOLOGIES-SP ADR           ADR          456788108        9,897  269,100sh         sole                221,300
METHANEX CORPORATION (US SHARES)      ADR          59151K108          252   20,600sh         sole                  9,450
NOVARTIS AG-ADR                       ADR          66987V109           94    2,300sh         sole                      0
SAMSUNG ELECTRONICS COMMON-GDR        GDR          796050888       10,876   46,808sh         sole                 17,971
SAMSUNG ELECTRONICS PFD N/V-GDR       GDR          796050201           77      500sh         sole                    500
SK TELECOM CO LTD ADR                 ADR          78440P108        6,557  432,812sh         sole                100,935
ISHARES MSCI EAFE INDEX FUND          Exchange Fund464287465       15,772  344,300sh         sole                      0
ISHARES MSCI EAFE SMALL CAP           Exchange Fund464288273          585   19,500sh         sole                 19,500
SPDR S&P INTL SMALL CAP               Exchange Fund78463X871          585   27,600sh         sole                 27,600


























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